UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:  July 31

Date of reporting period:  1/31/2020

Semiannual Report	1/31/2020

Invesco

Oppenheimer

Government Cash

Reserves Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Government Cash Reserves Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Portfolio Allocation and Performance"	4
Fund Expenses"	6
Schedule of Investments"	8
Statement of Assets and Liabilities"	12
Statement of Operations"	14
Statement of Changes in Net Assets"	15
Financial Highlights"	16
Notes to Financial Statements"	21
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments"	30
Trustees and Officers"	31
Invesco's Privacy Notice"	42

3 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Portfolio Allocation

PORTFOLIO ALLOCATION

Repurchase Agreements	69.6%
U.S. Government Agencies	15.7
U.S. Government Obligations	14.7

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of January 31, 2020, and are based on the total market value of investments.

For more current Fund holdings, please visit invesco.com.

Performance

CURRENT YIELD
For the 7-Day Period Ended January 31, 2020
	With Compounding	Without Compounding
Class A (CRSXX)	0.92%	0.91%
Class C (CSCXX)	0.92	0.91
Class R (CSNXX)	0.92	0.91
Class Y (GGVXX)	0.95	0.95
Class R6 (GGYXX)	1.07	1.06
Weighted Average Maturity		Weighted Average Life
Range during	At Reporting	At Reporting
reporting period	Period End	Period End

7-18 days	16 days	67 days

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Class A shares have no sales charge and performance is shown at NAV. The contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R6 shares have no sales charge; therefore, performance is at NAV. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings

4 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

account's compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended January 31, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2019	January 31, 2020	January 31, 2020
Class A	$ 1,000.00	$ 1,006.20	$3.38
Class C	1,000.00	1,006.20	3.38
Class R	1,000.00	1,006.20	3.38
Class Y	1,000.00	1,006.40	3.23
Class R6	1,000.00	1,007.00	2.68
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.77	3.41
Class C	1,000.00	1,021.77	3.41
Class R	1,000.00	1,021.77	3.41
Class Y	1,000.00	1,021.92	3.26
Class R6	1,000.00	1,022.47	2.70

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2020 are as follows:

Class	Expense Ratios

Class A	0.67%
Class C	0.67

Class R	0.67
Class Y	0.64
Class R6	0.53

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited
			Final Legal
		Maturity	Maturity	Principal
		Date*	Date**	Amount	Value
U.S. Government Agencies—15.6%
Federal Farm Credit Banks Funding Corp.:
1.658%	[US0001M-0.0]1	2/19/20	3/17/21 $	5,000,000	$5,000,000
1.73% [US0001M+7.5]1		2/3/20	2/1/21	5,000,000	5,004,476
Federal Home Loan Bank:
1.571%2		4/1/20	4/1/20	8,500,000	8,477,829
1.579%2		2/7/20	2/7/20	5,000,000	4,998,687
1.579%2		2/11/20	2/11/20	2,200,000	2,199,038
1.585%2		3/2/20	3/2/20	1,800,000	1,797,630
1.60% [SOFRRATE+2]1		2/3/20	2/21/20	1,000,000	1,000,000
1.60% [US0001M-7]1		2/18/20	7/16/20	6,000,000	6,000,000
1.615%	[SOFRRATE+3.5]1	2/3/20	2/21/20	2,500,000	2,500,000
1.615%	[SOFRRATE+3.5]1	2/3/20	5/8/20	2,000,000	2,000,000
1.62% [SOFRRATE+4]1		2/3/20	8/25/20	1,000,000	1,000,000
1.631%	[US0001M-4.5]1	2/18/20	10/15/20	10,000,000	10,000,000
1.638%	[US0003M-20.5]1	4/16/20	10/16/20	6,000,000	6,000,000
1.648%	[US0003M-19.5]1	5/18/20	11/16/20	6,000,000	6,000,000
1.696%	[US0003M-14]1	4/20/20	4/19/21	6,000,000	6,000,000
1.768%	[US0003M-11]1	4/9/20	4/9/21	5,000,000	5,000,000
Federal Home Loan Mortgage Corp., 1.62%
[SOFRRATE+4]1		2/3/20	9/10/20	11,000,000	11,000,000
Total U.S. Government Agencies (Cost $83,977,660)					83,977,660

U.S. Government Obligations—14.7%
United States Treasury Bill:
1.417%2		3/24/20	3/24/20	12,000,000	11,973,307
1.446%2		2/4/20	2/4/20	5,000,000	4,999,367
1.462%2		2/11/20	2/11/20	10,000,000	9,995,731
1.48%2		2/18/20	2/18/20	12,000,000	11,991,188
1.513%2		3/19/20	3/19/20	5,000,000	4,989,947
1.532%2		3/5/20	3/5/20	5,000,000	4,992,850
1.623%2		4/30/20	4/30/20	2,000,000	1,992,039
1.811%2		4/2/20	4/2/20	5,000,000	4,984,792
United States Treasury Floating Rate Note:
1.579%	[USBMMY3M+4.3]1	2/3/20	7/31/20	2,000,000	1,999,931
1.69% [USBMMY3M+15.4]1		4/30/20	1/31/22	11,000,000	10,997,076
1.836%	[USBMMY3M+30]1	2/3/20	10/31/21	6,000,000	6,004,114
United States Treasury Nts., 2.75%		9/30/20	9/30/20	4,000,000	4,029,942
Total U.S. Government Obligations (Cost $78,950,284)					78,950,284

8 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

	Principal
	Amount	Value
Repurchase Agreements—69.5%
Repurchase Agreements3 (Cost $373,000,000)	$373,000,000	$373,000,000

Total Investments, at Value (Cost $535,927,944)	99.8%	535,927,944
Net Other Assets (Liabilities)	0.2	1,118,109
Net Assets	100.0%	$537,046,053

Footnotes to Schedule of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*. The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

**. If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2.Zero coupon bond reflects effective yield on the original acquisition date.

3.Repurchase agreements:

	Lending	Settlement	Maturity	Principal
Counterparty	Rate	Date	Date	Amount
Credit Agricole
Corp. &
Investment Bank	1.57%	1/31/20	2/3/20	$105,000,000
Credit Agricole
Corp. &
Investment Bank	1.59	1/31/20	2/3/20	40,000,000
RBC Dominion
Securities Inc.	1.59	1/31/20	2/3/20	124,000,000
RBC Dominion
Securities Inc.	1.59	1/31/20	2/7/20	34,000,000
TD Securities
(USA) LLC	1.58	1/30/20	2/6/20	70,000,000
				Repurchase
			Repurchase	Agreement
			Agreements,Proceeds to be
Counterparty	Collateralized By		at Value	Receiveda
	Credit Agricole Corporate &
	Investment Bank, agreement
	dated 01/31/2020, maturing
	value of $105,013,738
	(collateralized by a U.S.
Credit Agricole	Treasury obligation valued
Corp. &	at $107,114,084; 3.38%;
Investment Bank	11/15/2048)		$105,000,000	105,013,738

9 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)

			Repurchase
		Repurchase	Agreement
		Agreements,Proceeds to be
Counterparty	Collateralized By	at Value	Receiveda
	Credit Agricole Corporate &
	Investment Bank, agreement
	dated 01/31/2020, maturing
	value of $40,005,300
	(collateralized by a U.S.
Credit Agricole	Treasury obligation valued
Corp. &	at $40,805,471; 1.63%;
Investment Bank	12/15/2022)	$40,000,000	$40,005,300
	RBC Dominion Securities
	Inc., agreement dated
	01/31/2020, maturing
	value of $124,016,430
	(collateralized by a U.S.
	government sponsored
	agency obligation, U.S.
	Treasury obligations and
	domestic agency mortgage-
	backed securities valued
	at $126,496,841; 0.13%
RBC Dominion	-3.50%; 07/15/2021
Securities Inc.	- 01/20/2050)	124,000,000	124,016,430
	RBC Dominion Securities
	Inc., term agreement dated
	01/31/2020, maturing
	value of $34,010,512
	(collateralized by U.S.
	Treasury obligations and
	domestic agency mortgage-
	backed securities valued
	at $34,684,642; 0.13%
RBC Dominion	- 5.00%; 04/15/2020 -
Securities Inc.	11/20/2049) b	34,000,000	34,010,512
	TD Securities (USA) LLC,
	term agreement dated
	01/30/2020, maturing
	value of $70,021,506
	(collateralized by a
	domestic agency mortgage-
	backed security valued
TD Securities	at $71,412,535; 3.50%;
(USA) LLC	08/01/2049)b	70,000,000	70,021,506
		$373,000,000	$373,067,486

a. Includes accrued interest.

b. The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

10 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury Bill 3 Month Money Market Yield

See accompanying Notes to Financial Statements.

11 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $162,927,944)	$162,927,944
Repurchase agreements (cost $373,000,000)	373,000,000
535,927,944
Cash	530,438
Receivables and other assets:
Shares of beneficial interest sold	2,247,796
Interest and dividends	180,459
Other	214,022
Total assets	539,100,659

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	1,558,992
Transfer and shareholder servicing agent fees	224,575
Trustees' compensation	138,261
Shareholder communications	37,596
Dividends	23,215
Administration fees	14,526
Advisory fees	6,894
Other	50,547
Total liabilities	2,054,606

Net Assets	$537,046,053

Composition of Net Assets
Shares of beneficial interest	$537,062,803
Total accumulated loss	(16,750)
Net Assets	$537,046,053

12 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $337,950,415 and
337,985,603 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $85,508,431 and 85,512,412 shares of
beneficial interest outstanding)	$1.00

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$113,480,978 and 113,484,048 shares of beneficial interest outstanding)	$1.00

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $74,942
and 74,958 shares of beneficial interest outstanding)	$1.00

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $31,287
and 31,287 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2020 Unaudited

Investment Income
Interest	$5,308,550
Dividends from affiliated companies	11,745

Total investment income	5,320,295

Expenses
Advisory fees	1,307,909
Administration fees	123,405
Transfer and shareholder servicing agent fees:
Class A	337,493
Class C	90,086
Class R	115,597
Class Y	90
Class R6	3
Shareholder communications:
Class A	20,307
Class C	5,417
Class R	6,948
Class Y	5
Class R6	1
Trustees' compensation	9,896
Custodian fees and expenses	7,860
Other	86,561
Total expenses	2,111,578
Less waivers and reimbursement of expenses	(234,088)
Net expenses	1,877,490

Net Investment Income	3,442,805

Unrealized Loss
Net change in unrealized appreciation/(depreciation) on investment transactions	(15,668)
Net Increase in Net Assets Resulting from Operations	$3,427,137

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
Operations
Net investment income	$3,442,805	$9,810,675

Net realized gain (loss)	—	4,303

Net change in unrealized appreciation/(depreciation)	(15,668)	15,668
Net increase in net assets resulting from operations	3,427,137	9,830,646

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(2,133,941)	(5,063,032)
Class C	(573,620)	(2,731,460)
Class R	(734,604)	(2,015,456)
Class Y	(547)	(52)
Class R6	(93)	(32)
Total distributions from distributable earnings	(3,442,805)	(9,810,032)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(910,906)	42,873,565
Class C	(10,610,788)	(61,207,385)
Class R	(5,305,736)	5,001,814
Class Y	54,943	20,015
Class R6	21,287	10,000
Total beneficial interest transactions	(16,751,200)	(13,301,991)

Net Assets
Total decrease	(16,766,868)	(13,281,377)

Beginning of period	553,812,921	567,094,298
End of period
	$537,046,053	$553,812,921

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

Class A

	Six Months Ended January 31, 2020 (Unaudied)	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015
Per Share Operating Data
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment
operations:
Net investment income1	0.01	0.02	0.01	0.002	0.002	0.002
Net realized and unrealized
gain	0.002	0.002	(0.00)2	0.002	0.002	0.002
Total from investment
operations	0.01	0.02	0.01	0.002	0.002	0.002
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)2
Total dividends and/or
distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return3	0.62%	1.72%	0.81%	0.09%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$337,950	$338,871	$295,990	$360,432	$440,221	$454,790
Average net assets (in
thousands)	$344,141	$296,264	$335,146	$416,878	$451,257	$453,036
Ratios to average net assets:4
Net investment income	1.24%	1.71%	0.78%	0.08%	0.01%	0.01%
Total expenses	0.76%5	0.70%5	0.92%5	0.94%5	0.92%	0.93%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.67%	0.62%	0.63%	0.54%	0.44%	0.21%

1.Calculated based on the average shares outstanding during the period.

2.Less than $0.005 per share.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended January 31, 2020	0.76%
Year Ended July 31, 2019	0.70%
Year Ended July 31, 2018	0.92%
Year Ended July 31, 2017	0.94%

See accompanying Notes to Financial Statements.

16 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Class C

	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015
Per Share Operating Data
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment
operations:
Net investment income1	0.01	0.02	0.01	0.002	0.002	0.002
Net realized and unrealized
gain	0.002	0.002	(0.00)2	0.002	0.002	0.002
Total from investment
operations	0.01	0.02	0.01	0.002	0.002	0.002
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)2
Total dividends and/or
distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return3	0.62%	1.73%	0.82%	0.09%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$85,508	$96,121	$157,321	$192,298	$237,627	$233,185
Average net assets (in
thousands)	$91,796	$158,804	$181,028	$220,055	$250,110	$238,275
Ratios to average net assets:4
Net investment income	1.24%	1.72%	0.78%	0.08%	0.01%	0.01%
Total expenses	0.76%5	0.70%5	1.47%5	1.49%5	1.47%	1.49%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.67%	0.61%	0.63%	0.54%	0.44%	0.21%

1.Calculated based on the average shares outstanding during the period.

2.Less than $0.005 per share.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended January 31, 2020	0.76%
Year Ended July 31, 2019	0.70%
Year Ended July 31, 2018	1.47%
Year Ended July 31, 2017	1.49%

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS Continued

Class R

	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015
Per Share Operating Data
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment
operations:
Net investment income1	0.01	0.02	0.01	0.002	0.002	0.002
Net realized and unrealized
gain	0.002	0.002	(0.00)2	0.002	0.002	0.002
Total from investment
operations	0.01	0.02	0.01	0.002	0.002	0.002
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)2
Total dividends and/or
distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return3	0.62%	1.73%	0.82%	0.09%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$113,481	$118,790	$113,783	$147,499	$151,342	$144,114
Average net assets (in
thousands)	$117,833	$117,636	$126,545	$151,832	$147,965	$154,777
Ratios to average net assets:4
Net investment income	1.24%	1.71%	0.78%	0.09%	0.01%	0.01%
Total expenses	0.76%5	0.70%5	1.22%5	1.24%5	1.22%	1.23%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.67%	0.61%	0.63%	0.55%	0.44%	0.21%

1.Calculated based on the average shares outstanding during the period.

2.Less than $0.005 per share.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended January 31, 2020	0.76%
Year Ended July 31, 2019	0.70%
Year Ended July 31, 2018	1.22%
Year Ended July 31, 2017	1.24%

See accompanying Notes to Financial Statements.

18 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

	Six Months
	Ended	Period
	January 31,
Class Y	2020	Ended
	(Unaudited) July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income2	0.01	0.003
Net realized and unrealized loss	0.003	0.003
Total from investment operations	0.01	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.00)3
Distributions from net realized gain	0.00	0.00
Total dividends and/or distributions to shareholders	(0.01)	(0.00)3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.64%	0.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75	$20
Average net assets (in thousands)	$92	$17
Ratios to average net assets:5
Net investment income	1.27%	1.69%
Total expenses6	0.76%	0.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.64%	0.64%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended January 31, 2020	0.76%
Period Ended July 31, 2019	0.75%

See accompanying Notes to Financial Statements.

19 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	January 31,
Class R6	2020	Ended
	(Unaudited) July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income2	0.01	0.003
Net realized and unrealized gain	0.003	0.003
Total from investment operations	0.01	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.00)3
Distributions from net realized gain	0.00	0.00
Total dividends and/or distributions to shareholders	(0.01)	(0.00)3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.70%	0.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31	$10
Average net assets (in thousands)	$14	$10
Ratios to average net assets:5
Net investment income	1.38%	1.82%
Total expenses6	0.61%	0.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.53%	0.54%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended January 31, 2020	0.61%
Period Ended July 31, 2019	0.58%

See accompanying Notes to Financial Statements.

20 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2020 Unaudited

Note 1 – Significant Accounting Policies

Invesco Oppenheimer Government Cash Reserves (the "Fund") is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek income consistent with stability of principal. The Fund currently consists of five different classes of shares: Class A, Class C, Class R,

Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "government money market fund" as defined in Rule 2a-7 under the 1940 Act and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to the liquidity fee and redemption gate requirement at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain

21 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Fund investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter

22 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Repurchase Agreements - In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed- upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities.

23 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund's ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

	Repurchase
	Agreement Proceeds
Counterparty	to be Received1	Collateral Received1	Net Exposure2
Repurchase Agreements
Credit Agricole Corporate & Investment
Bank	$145,019,038	$(147,919,555)	$(2,900,517)
RBC Dominion Securities Inc.	158,026,942	(161,181,483)	(3,154,541)
TD Securities (USA) LLC	70,021,506	(71,412,535)	(1,391,029)
	$373,067,486	$(380,513,573)

1.Includes accrued interest.

2.Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

J. Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1.0 billion	0.400

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended January 31, 2020, the effective advisory fees incurred by the Fund

24 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 0.89%, 1.44%, 1.19%, 0.64% and 0.54%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended January 31, 2020, the Adviser waived advisory fees of $534 and reimbursed fund expenses of $145,109, $38,702, $49,682, $55 and $6 for Class A, Class C, Class R, Class Y and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

25 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.20% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 0.75% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. IDI has contractually agreed, through at least May 31, 2021, to waiver 12b-1 fees for Class A share to the extent necessary to limit 12b-1 fees to 0.00% of average daily net assets. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended January 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2020, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $3,987 and $2,803 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical

26 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 4 – Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate

27 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of July 31, 2019.

Note 7 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	119,616,220	$119,616,220	218,924,116	$218,924,116
Dividends and/or
distributions reinvested	2,227,682	2,227,682	4,904,409	4,901,520
Redeemed	(122,754,808)	(122,754,808)	(180,952,071)	(180,952,071)
Net increase (decrease)	(910,906)	$(910,906)	42,876,454	$42,873,565

Class C
Sold	28,337,581	$28,337,581	132,661,244	$132,660,244
Dividends and/or
distributions reinvested	600,402	600,402	2,644,928	2,640,264
Redeemed	(39,548,771)	(39,548,771)	(196,508,893)	(196,507,893)
Net increase (decrease)	(10,610,788)	$(10,610,788)	(61,202,721)	$(61,207,385)

Class R
Sold	30,655,377	$30,655,377	75,985,187	$75,985,187
Dividends and/or
distributions reinvested	783,282	783,282	1,978,191	1,978,168
Redeemed	(36,744,395)	(36,744,395)	(72,961,541)	(72,961,541)
Net increase (decrease)	(5,305,736)	$(5,305,736)	5,001,837	$5,001,814

28 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Class Y1
Sold	185,473	$185,473	20,000	$20,000
Dividends and/or
distributions reinvested	458	458	15	15
Redeemed	(130,988)	(130,988)	—	—
Net increase (decrease)	54,943	$54,943	20,015	$20,015

Class R61
Sold	21,298	$21,298	10,000	$10,000
Dividends and/or
distributions reinvested	21	21	—	—
Redeemed	(32)	(32)	—	—
Net increase (decrease)	21,287	$21,287	10,000	$10,000

1.Commencement date after the close of business on May 24, 2019.

Note 8 – Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which Invesco Oppenheimer Government Cash Reserves Fund (the "Fund") would transfer all of its assets and liabilities to Invesco Government Money Market Fund (the "Acquiring Fund").

The reorganizations are expected to be consummated in or around April or May 2020. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Note 9 – Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

29 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

30 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer is AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INTERESTED PERSON

Martin L. Flanagan 1 — 1960	2007	Executive Director, Chief Executive Officer and	229	None
Trustee and Vice Chair		President, Invesco Ltd. (ultimate parent of
Invesco and a global investment management
firm); Trustee and Vice Chair, The Invesco
Funds; Vice Chair, Investment Company
Institute; and Member of Executive Board,
SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

1 Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

31 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES

Bruce L. Crockett – 1944	2003 Chairman, Crockett Technologies Associates
Trustee and Chair	(technology consulting company)
Formerly: Director, Captaris (unified
messaging provider); Director, President and
Chief Executive Officer, COMSAT Corporation;
Chairman, Board of Governors of INTELSAT
(international communications company); ACE
Limited (insurance company); Independent
Directors Council and Investment Company
Institute: Member of the Audit Committee,
Investment Company Institute; Member of
the Executive Committee and Chair of the
Governance Committee, Independent Directors
Council

229Director and

Chairman of the

Audit Committee,

ALPS (Attorneys

Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation

Committee, Ferroglobe

PLC (metallurgical

company)

David C. Arch – 1945	2010 Chairman of Blistex Inc. (consumer health		229	Board member of the
Trustee		care products manufacturer); Member, World		Illinois Manufacturers'
		Presidents' Organization		Association

Beth Ann Brown – 1968	2019	Independent Consultant	229	Director, Board of
Trustee		Formerly: Head of Intermediary Distribution,		Directors of Caron
Engineering Inc.;
		Managing Director, Strategic Relations,		Advisor, Board of
		Managing Director, Head of National		Advisors of Caron
		Accounts, Senior Vice President, National		Engineering Inc.;
		Account Manager and Senior Vice President,		President and Director,
		Key Account Manager, Columbia Management		of Acton Shapleigh
		Investment Advisers LLC; Vice President, Key		Youth Conservation
		Account Manager, Liberty Funds Distributor,		Corps (non -profit);
		Inc.; and Trustee of certain Oppenheimer		and Vice President
		Funds		and Director of
Grahamtastic
Connection (non-
profit)

Jack M. Fields – 1952	2003	Chief Executive Officer, Twenty First Century	229	None
Trustee		Group, Inc. (government affairs company);

and Chairman, Discovery Learning Alliance (non-profit)

Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives

32 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Cynthia Hostetler —1962	2017 Non-Executive Director and Trustee of a
Trustee	number of public and private business
corporations
Formerly: Director, Aberdeen Investment
Funds (4 portfolios); Head of Investment
Funds and Private Equity, Overseas Private
Investment Corporation; President, First
Manhattan Bancorporation, Inc.; Attorney,
Simpson Thacher & Bartlett LLP

229Vulcan Materials

Company

(construction materials

company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex);

Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

Eli Jones – 1961	2016 Professor and Dean, Mays Business School -	229	Insperity, Inc. (formerly
Trustee	Texas A&M University		known as Administaff)
	Formerly: Professor and Dean, Walton College		(human resources
			provider)
	of Business, University of Arkansas and E.J.
	Ourso College of Business, Louisiana State
	University; Director, Arvest Bank
Elizabeth Krentzman – 1959	2019 Formerly: Principal and Chief Regulatory
Trustee	Advisor for Asset Management Services and
U.S. Mutual Fund Leader of Deloitte & Touche
LLP; General Counsel of the Investment
Company Institute (trade association);
National Director of the Investment
Management Regulatory Consulting Practice,
Principal, Director and Senior Manager of
Deloitte & Touche LLP; Assistant Director of
the Division of Investment Management -
Office of Disclosure and Investment Adviser
Regulation of the U.S. Securities and Exchange
Commission and various positions with the
Division of Investment Management – Office
of Regulatory Policy of the U.S. Securities
and Exchange Commission; Associate at
Ropes & Gray LLP.; Advisory Board Member
of the Securities and Exchange Commission
Historical Society; and Trustee of certain
Oppenheimer Funds

229Trustee of the

University of Florida

National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of

Florida Law Center

Association, Inc. Board

of Trustees and Audit

Committee Member

33 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Anthony J. LaCava, Jr. – 1956 2019	Formerly: Director and Member of the Audit
Trustee	Committee, Blue Hills Bank (publicly traded
financial institution) and Managing Partner,
KPMG LLP

229Blue Hills Bank;

Chairman of Bentley University; Member, Business School Advisory Council; and Nominating

Committee, KPMG LLP

Prema Mathai-Davis – 1950 2003 Retired229None Trustee

Co-Owner & Partner of Quantalytics Research,

LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)

Joel W. Motley – 1952	2019 Director of Office of Finance, Federal Home
Trustee	Loan Bank; Member of the Vestry of Trinity
Wall Street; Managing Director of Carmona
Motley Hoffman, Inc. (privately held
financial advisor); Member of the Finance
and Budget Committee of the Council on
Foreign Relations, Member of the Investment
Committee and Board of Human Rights Watch
and Member of the Investment Committee
and Board of Historic Hudson Valley (non-
profit cultural organization).
Formerly: Managing Director of Public Capital
Advisors, LLC (privately held financial advisor);
Managing Director of Carmona Motley
Hoffman, Inc. (privately held financial advisor);
Trustee of certain Oppenheimer Funds; and
Director of Columbia Equity Financial Corp.
(privately held financial advisor)

229Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall

Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis

Reporting (non-profit

journalism)

Teresa M. Ressel — 1962	2017 Non-executive director and trustee of a
Trustee	number of public and private business
corporations
Formerly: Chief Financial Officer, Olayan
America, The Olayan Group (international
investor/commercial/industrial); Chief
Executive Officer, UBS Securities LLC; Group
Chief Operating Officer, Americas, UBS AG;
Assistant Secretary for Management & Budget
and CFO, US Department of the Treasury

229Atlantic Power

Corporation (power

generation company); ON Semiconductor Corp. (semiconductor supplier)

Ann Barnett Stern – 1957	2017 President and Chief Executive Officer, Houston
Trustee	Endowment Inc. (private philanthropic
institution)
Formerly: Executive Vice President and
General Counsel, Texas Children's Hospital;

229Federal Reserve Bank

of Dallas

34 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES
(CONTINUED)

Ann Barnett Stern (Continued)		Attorney, Beck, Redden and Secrest, LLP;
Business Law Instructor, University of St.
Thomas; Attorney, Andrews & Kurth LLP

Robert C. Troccoli – 1949	2016	Retired	229	None
Trustee		Formerly: Adjunct Professor, University of

Denver – Daniels College of Business, Senior
Partner, KPMG LLP
Daniel S. Vandivort –1954	2019 Treasurer, Chairman of the Audit and Finance
Trustee	Committee, and Trustee, Board of Trustees,
Huntington Disease Foundation of America;
and President, Flyway Advisory Services LLC
(consulting and property management).
Formerly: Trustee and Governance Chair, of
certain Oppenheimer Funds

229Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds

James D. Vaughn – 1945	2019 Retired
Trustee	Formerly: Managing Partner, Deloitte & Touche

LLP; Trustee and Chairman of the Audit
Committee, Schroder Funds; Board Member,
Mile High United Way, Boys and Girls Clubs,
Boy Scouts, Colorado Business Committee
for the Arts, Economic Club of Colorado
and Metro Denver Network (economic
development corporation); and Trustee of
certain Oppenheimer Funds

229Board member

and Chairman of Audit Committee of AMG National

Trust Bank; Trustee

and Investment

Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement

(non-profit)

Christopher L. Wilson –	2017 Retired
1957	Formerly: Director, TD Asset Management USA
Trustee, Vice Chair and Chair
Designate	Inc. (mutual fund complex) (22 portfolios);
Managing Partner, CT2, LLC (investing and
consulting firm); President/Chief Executive
Officer, Columbia Funds, Bank of America
Corporation; President/Chief Executive Officer,
CDC IXIS Asset Management Services, Inc.;
Principal & Director of Operations, Scudder
Funds, Scudder, Stevens & Clark, Inc.; Assistant
Vice President, Fidelity Investments

229ISO New England,

Inc. (non-profit

organization

managing regional electricity market)

35 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS

Sheri Morris — 1964	2003	Head of Global Fund Services, Invesco Ltd.;	N/A	N/A
President, Principal Executive		President, Principal Executive Officer and
Officer and Treasurer		Treasurer, The Invesco Funds; Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); and Vice President,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust, and Vice
President, OppenheimerFunds, Inc.
Formerly: Vice President and Principal
Financial Officer, The Invesco Funds; Vice
President, Invesco AIM Advisers, Inc., Invesco
AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; Assistant
Vice President and Assistant Treasurer, The
Invesco Funds and Assistant Vice President,
Invesco Advisers, Inc., Invesco AIM Capital
Management, Inc. and Invesco AIM Private
Asset Management, Inc.; and Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust

Russell C. Burk — 1958	2005	Senior Vice President and Senior Officer, The	N/A	N/A
Senior Vice President and		Invesco Funds
Senior Officer

Jeffrey H. Kupor – 1968	2018	Head of Legal of the Americas, Invesco	N/A	N/A
Senior Vice President, Chief		Ltd.; Senior Vice President and Secretary,
Legal Officer and Secretary		Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Senior Vice President
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Vice President and Secretary, Invesco
Investment Services, Inc. (formerly known
as Invesco AIM Investment Services, Inc.)
Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.) and Chief Legal

36 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Jeffrey H. Kupor (Continued)		Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Secretary, W.L.
Ross & Co., LLC
Formerly: Secretary and Vice President,
Jemstep, Inc.; Head of Legal, Worldwide
Institutional, Invesco Ltd.; Secretary and
General Counsel, INVESCO Private Capital
Investments, Inc.; Senior Vice President,
Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO Asset
Management (Bermuda) Ltd.; Secretary and
General Counsel, Invesco Private Capital, Inc.;
Assistant Secretary and General Counsel,
INVESCO Realty, Inc.; Secretary and General
Counsel, Invesco Senior Secured Management,
Inc.; and Secretary, Sovereign G./P. Holdings
Inc.

Andrew R. Schlossberg –	2019	Head of the Americas and Senior Managing	N/A	N/A
1974		Director, Invesco Ltd.; Director and Senior
Senior Vice President		Vice President, Invesco Advisers, Inc. (formerly
known as Invesco Institutional (N.A.), Inc.)
(registered investment adviser); Director and
Chairman, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.) (registered transfer agent);
Senior Vice President, The Invesco Funds;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Director, President and
Chairman, Invesco Insurance Agency, Inc.
Formerly: Director, Invesco UK Limited;
Director and Chief Executive, Invesco Asset
Management Limited and Invesco Fund
Managers Limited; Assistant Vice President,
The Invesco Funds; Senior Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Director and Chief
Executive, Invesco Administration Services

37 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Andrew R. Schlossberg		Limited and Invesco Global Investment
(Continued)		Funds Limited; Director, Invesco Distributors,
Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II and Invesco
India Exchange-Traded Fund Trust; Managing
Director and Principal Executive Officer,
Invesco Capital Management LLC

John M. Zerr — 1962	2006	Chief Operating Officer of the Americas;	N/A	N/A
Senior Vice President		Senior Vice President, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Senior Vice President, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior
Vice President, The Invesco Funds; Managing
Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as
Van Kampen Funds Inc.); Manager, Invesco
Indexing LLC; Manager, Invesco Specialized
Products, LLC; Director and Senior Vice
President, Invesco Insurance Agency, Inc.;
Member, Invesco Canada Funds Advisory
Board; Director, President and Chief Executive
Officer, Invesco Corporate Class Inc. (corporate
mutual fund company); and Director,
Chairman, President and Chief Executive
Officer, Invesco Canada Ltd. (formerly known
as Invesco Trimark Ltd./Invesco Trimark Ltèe)
(registered investment adviser and registered
transfer agent)
Formerly: Director and Senior Vice President,
Invesco Management Group, Inc. (formerly
known as Invesco AIM Management Group,
Inc.); Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group, Inc.);
Secretary, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and

38 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

John M. Zerr (Continued)		Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.); Chief Legal
Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Director,
Secretary, General Counsel and Senior Vice
President, Van Kampen Exchange Corp.;
Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO
Distributors, Inc.); Director and Vice President,
INVESCO Funds Group, Inc.; Director and Vice
President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel,
Van Kampen Investor Services Inc.; Director
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General
Counsel and Secretary, Invesco AIM Advisers,
Inc. and Van Kampen Investments Inc.;
Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice
President, Secretary, General Counsel and Vice
President, Invesco AIM Capital Management,
Inc.; Chief Operating Officer and General
Counsel, Liberty Ridge Capital, Inc. (an
investment adviser)

Gregory G. McGreevey - 1962	2012	Senior Managing Director, Invesco Ltd.;	N/A	N/A
Senior Vice President		Director, Chairman, President, and Chief
Executive Officer, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.;
and Senior Vice President, The Invesco Funds;
and President, SNW Asset Management
Corporation
Formerly: Senior Vice President, Invesco

39 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Gregory G. McGreevey		Management Group, Inc. and Invesco Advisers,
(Continued)		Inc.; Assistant Vice President, The Invesco
Funds

Kelli Gallegos – 1970	2008	Principal Financial and Accounting Officer	N/A	N/A
Vice President, Principal		– Investments Pool, Invesco Specialized
Financial Officer and Assistant		Products, LLC; Vice President, Principal
Treasurer		Financial Officer and Assistant Treasurer,
The Invesco Funds; Principal Financial and
Accounting Officer – Pooled Investments,
Invesco Capital Management LLC; Vice
President and Treasurer, Invesco Exchange-
Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust
Formerly: Assistant Treasurer, Invesco
Specialized Products, LLC; Assistant Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Assistant
Treasurer, Invesco Capital Management LLC;
Assistant Vice President, The Invesco Funds

Crissie M. Wisdom – 1969	2013	Anti-Money Laundering Compliance Officer,	N/A	N/A
Anti-Money Laundering		Invesco Advisers, Inc. (formerly known as
Compliance Officer		Invesco Institutional (N.A.), Inc.) (registered
investment adviser), Invesco Capital Markets,
Inc. (formerly known as Van Kampen Funds
Inc.), Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds,
and Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Anti-Money Laundering Compliance Officer
and Bank Secrecy Act Officer, INVESCO
National Trust Company and Invesco Trust
Company; and Fraud Prevention Manager and

40 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS (CONTINUED)

Crissie M. Wisdom (Continued)

Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance

Officer, Van Kampen Exchange Corp. and

Invesco Management Group, Inc.

Robert R. Leveille – 1969	2016 Chief Compliance Officer, Invesco Advisers,	N/A	N/A
Chief Compliance Officer	Inc. (registered investment adviser); and Chief
Compliance Officer, The Invesco Funds
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's Statement of Additional Information for information on the Fund's sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers
Suite 1000	1555 Peachtree Street, N.E.	11 Greenway Plaza,	LLP
Houston, TX 77046-1173	Atlanta, GA 30309	Suite 1000	1000 Louisiana Street,
		Houston, TX	Suite 5800
		77046-1173	Houston, TX 77002-5021
Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young,	Independent Trustees	Invesco Investment	Citibank, N.A.
LLP	Goodwin Procter LLP	Services, Inc.	111 Wall Street
2005 Market Street,	901 New York Avenue, N.W.	11 Greenway Plaza,	New York, NY 10005
Suite 2600	Washington, D.C. 20001	Suite 1000
Philadelphia, PA 19103-7018		Houston, TX
77046-1173

41 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

42 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

43 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

44 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

45 INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-GCR-SAR-1 03232020

Semiannual Report	1/31/2020

Invesco

Oppenheimer

Ultra-Short Duration

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was

Oppenheimer Ultra-Short Duration Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Allocations"	4
Fund Expenses"	6
Schedule of Investments"	8
Statement of Assets and Liabilities"	12
Statement of Operations"	13
Statement of Changes in Net Assets"	14
Financial Highlights"	15
Notes to Financial Statements"	21
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments"	31
Trustees and Officers"	32
Invesco's Privacy Notice"	43

Class Y Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/20

		ICE BofA Merrill Lynch
	Class Y Shares of the Fund	3-Month U.S. Treasury
		Bill Index
6-Months	1.07%	0.98%
1-Year	2.41	2.22
5-Year	1.52	1.10
Since Inception (4/25/11)	1.09	0.66

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. There is no sales charge for Class A, Class Y and Class R6. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes and sales charges. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Allocations

PORTFOLIO ALLOCATION

Short-Term Notes	76.6%
Non-Convertible Corporate Bonds	23.4
and Notes

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of January 31, 2020, and are based on the total market value of investments.

For more current Fund holdings, please visit invesco.com.

4 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/20

	Inception				Since
	Date	6-Month	1-Year	5-Year	Inception
Class A (OSDAX)	4/25/11	1.07%	2.39%	1.48%	1.00%
Class Y (OSDYX)	4/25/11	1.07	2.41	1.52	1.09
Class R6 (OSDIX)	11/28/14	1.06	2.41	1.76	1.71

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. There is no sales charge for Class A, Class Y and Class R6. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund's performance is compared to the performance of the ICE Bank of America (BofA) Merrill Lynch 3-month U.S. Treasury Bill Index, an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

5 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended January 31, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2019	January 31, 2020	January 31, 2020
Class A	$ 1,000.00	$ 1,010.70	$1.21
Class Y	1,000.00	1,010.70	1.26
Class R6	1,000.00	1,010.60	1.26
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,023.93	1.22
Class Y	1,000.00	1,023.88	1.27
Class R6	1,000.00	1,023.88	1.27

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2020 are as follows:

Class	Expense Ratios
Class A	0.24%
Class Y	0.25
Class R6	0.25

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Principal Amount	Value
Corporate Bonds and Notes—24.0%
Consumer Discretionary—2.7%
Automobiles—2.7%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/201	$1,000,000	$1,001,026
3.10% Sr. Unsec. Nts., 5/4/201	1,000,000	1,003,137
		2,004,163

Consumer Staples—6.7%
Beverages—3.3%
Diageo Capital plc:
2.144% [US0003M+24] Sr. Unsec. Nts., 5/18/202	1,500,000	1,501,229
3.00% Sr. Unsec. Nts., 5/18/20	1,000,000	1,003,709
		2,504,938

Food Products—3.4%
Mondelez International, Inc., 3.00% Sr. Unsec. Nts., 5/7/20	2,500,000	2,507,061

Financials—8.2%
Capital Markets—1.5%
Morgan Stanley, 5.75% Sr. Unsec. Nts., 1/25/21	1,125,000	1,168,342

Commercial Banks—6.7%
JPMorgan Chase & Co., 4.95% Sr. Unsec. Nts., 3/25/20	500,000	502,303
UBS AG (Stamford CT), 2.35% Sr. Unsec. Nts., 3/26/20	2,000,000	2,001,889
Westpac Banking Corp.:
2.19% [US0003M+28] Sr. Unsec. Nts., 5/15/202	1,500,000	1,501,345
3.05% Sr. Unsec. Nts., 5/15/20	1,000,000	1,003,711
		5,009,248

Health Care—1.1%
Health Care Providers & Services—1.1%
Cigna Corp., 3.30% Sr. Unsec. Nts., 2/25/211	800,000	811,279

Industrials—4.0%
Aerospace & Defense—2.7%
General Dynamics Corp., 2.875% Sr. Unsec. Nts., 5/11/20	2,000,000	2,006,313

Machinery—1.3%
Caterpillar Financial Services Corp., 2.95% Sr. Unsec. Nts.,
5/15/20	1,000,000	1,003,419

Utilities—1.3%
Electric Utilities—1.3%
NextEra Energy Capital Holdings, Inc., 2.231%
[US0003M+48] Sr. Unsec. Nts., 5/4/212	1,000,000	1,002,116
Total Corporate Bonds and Notes (Cost $17,960,658)		18,016,879

8 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Short-Term Notes—71.9%
Aerospace & Defense—2.0%
Boeing Co. (The), 2.153%, 2/19/201,3	$1,500,000	$1,498,603

Automobiles—2.0%
General Motors Financial Co., Inc., 1.90%, 2/5/201,3	1,500,000	1,499,451

Beverages—2.7%
Constellation Brands, Inc., 2.008%, 2/3/201,3	2,000,000	1,999,557

Capital Markets—1.1%
White Plains Capital Co. LLC, 2.108%, 2/7/201,3	800,000	799,757

Commercial Banks—12.1%
Industrial & Commercial Bank of China Ltd./New York, NY,
2.162%, 4/8/201,3	1,800,000	1,793,887
Natixis SA/New York, NY, 1.97%, 4/8/203	2,500,000	2,492,265
NatWest Markets plc, 1.908%, 4/13/201,3	2,150,000	2,142,401
Santander UK plc, 1.935%, 6/29/203	2,700,000	2,680,707
		9,109,260

Diversified Financial Services—2.2%
Great Bridge Capital Co. LLC, 1.989%, 2/20/201,3	1,675,000	1,673,534

Diversified Telecommunication Services—2.7%
AT&T, Inc., 1.752%, 2/26/201,3	2,000,000	1,997,448

Electric Utilities—9.1%
Duke Energy Corp., 1.755%, 3/19/201,3	1,000,000	997,617
Electricite de France SA, 2.217%, 2/3/201,3	2,500,000	2,499,652
Entergy Corp., 1.976%, 2/3/201,3	2,000,000	1,999,713
Exelon Generation Co. LLC, 1.782%, 2/14/201,3	1,350,000	1,349,076
		6,846,058

Food & Staples Retailing—1.6%
Walgreens Boots Alliance, Inc., 2.274%, 3/17/203	1,212,000	1,209,234

Food Products—2.1%
Smithfield Foods, Inc., 1.913%, 2/18/201,3	1,600,000	1,598,138

Health Care Equipment & Supplies—2.7%
Boston Scientific Corp., 1.862%, 2/11/201,3	2,000,000	1,998,949

Health Care Providers & Services—5.9%
CommonSpirit Health, 2.066%, 3/12/203	2,500,000	2,495,145
Humana, Inc., 1.815%, 3/26/201,3	2,000,000	1,993,813
		4,488,958

9 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services—2.0%
Fidelity National Information Services, Inc., 1.701%,
2/12/201,3	$1,500,000	$1,499,131

Multi-Utilities—2.6%
CenterPoint Energy, Inc., 2.007%, 2/10/201,3	1,000,000	999,543
Public Service Enterprise Group, Inc., 1.701%, 2/4/201,3	1,000,000	999,814
		1,999,357

Oil, Gas & Consumable Fuels—3.6%
ONEOK, Inc., 1.816%, 2/6/201,3	1,300,000	1,299,590
Suncor Energy, Inc., 1.808%, 4/30/201,3	1,425,000	1,418,534
		2,718,124

Pharmaceuticals—2.9%
Pfizer, Inc., 1.916%, 2/13/201,3	2,200,000	2,198,771

Real Estate Investment Trusts (REITs)—4.5%
Alexandria Real Estate Equities, Inc., 1.772%, 2/11/201,3	1,900,000	1,898,937
Ventas Realty LP, 1.782%, 2/10/201,3	1,500,000	1,499,278
		3,398,215

Road & Rail—2.7%
Aviation Capital Group LLC, 1.933%, 2/18/201,3	2,000,000	1,998,185

Semiconductors & Semiconductor Equipment—2.7%
Broadcom, Inc., 2.155%, 2/25/201,3	2,000,000	1,996,483

Software—2.7%
DXC Capital Funding Ltd., 1.883%, 2/24/201,3	2,000,000	1,997,649

Tobacco—2.0%
BAT International Finance plc, 1.771%, 2/13/201,3	1,500,000	1,499,061
Total Short-Term Notes (Cost $54,020,052)		54,023,923

Certificates of Deposit—6.4%
Mizuho Bank Ltd./New York, NY, 1.94%, 2/28/20	2,000,000	2,000,494
Societe Generale SA, 2.19%, 7/31/20	2,795,000	2,800,962
Total Certificates of Deposit (Cost $4,796,244)		4,801,456

Total Investments, at Value (Cost $76,776,954)	102.3%	76,842,258
Net Other Assets (Liabilities)	(2.3)	(1,752,313)
Net Assets	100.0%	$75,089,945

Footnotes to Schedule of Investments

1.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933

Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $47,962,015, which represented 63.87% of the Fund's Net Assets.

10 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Footnotes to Schedule of Investments (Continued)

2.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

3.Current yield as of period end.

Glossary:
Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0003M	ICE LIBOR USD 3 Month

See accompanying Notes to Financial Statements.

11 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2020 Unaudited

Assets
Investments, at value (cost $76,776,954)—see accompanying schedule of investments	$76,842,258
Cash	64,954
Receivables and other assets:
Interest	161,567
Shares of beneficial interest sold	43,546
Due from advisor	4,284
Other	114,139
Total assets	77,230,748

Liabilities
Payables and other liabilities:
Investments purchased	1,997,764
Trustees' compensation	43,586
Shares of beneficial interest redeemed	29,199
Dividends	16,045
Shareholder communications	12,575
Transfer and shareholder servicing agent fees	620
Advisory fees	585
Administration fees	29
Other	40,400
Total liabilities	2,140,803

Net Assets	$75,089,945

Composition of Net Assets
Shares of beneficial interest	$76,870,777
Total accumulated loss	(1,780,832)
Net Assets	$75,089,945

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,040,487 and
608,304 shares of beneficial interest outstanding)	$5.00

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$71,690,419 and 14,351,162 shares of beneficial interest outstanding)	$5.00

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $359,039
and 70,823 shares of beneficial interest outstanding)	$5.07

See accompanying Notes to Financial Statements.

12 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2020 Unaudited

Investment Income
Interest	$1,386,425
Expenses
Advisory fees	166,833
Administration fees	8,297
Transfer and shareholder servicing agent fees:
Class A	290
Class Y	15,260
Class R6	10
Shareholder communications:
Class A	275
Class Y	12,180
Class R6	114
Legal, auditing and other professional fees	25,446
Registration fees	19,022
Trustees' compensation	8,315
Custodian fees and expenses	1,429
Other	4,670
Total expenses	262,141
Less waivers and reimbursement of expenses	(114,313)
Net expenses	147,828

Net Investment Income	1,238,597

Realized and Unrealized Gain (Loss)
Realized gain on Investment transactions	11,991
Net change in unrealized appreciation/(depreciation) on investment transactions	(40,708)
Net Increase in Net Assets Resulting from Operations	$1,209,880

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
Operations
Net investment income	$1,238,597	$8,507,919

Net realized gain (loss)	11,991	(1,376,500)

Net change in unrealized appreciation/(depreciation)	(40,708)	1,121,922
Net increase in net assets resulting from operations	1,209,880	8,253,341

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(22,407)	(3,719)
Class Y	(1,199,520)	(8,223,074)
Class R6	(18,451)	(272,855)
Total distributions from distributable earnings
	(1,240,378)	(8,499,648)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	2,302,018	639,551
Class Y	(114,737,356)	(194,682,304)
Class R6	(10,166,554)	94,783
Total beneficial interest transactions
	(122,601,892)	(193,947,970)

Net Assets
Total increase (decrease)	(122,632,390)	(194,194,277)

Beginning of period	197,722,335	391,916,612
End of period	$75,089,945	$197,722,335

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31,				Year Ended	Year Ended
Class A	2020	Year Ended	Year Ended	Year Ended	July 31,	July 31,
	(Unaudited)	July 31, 2019	July 31, 2018	July 31, 2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$5.00	$5.00	$5.01	$5.01	$5.00	$5.01
Income (loss) from investment
operations:
Net investment income2	0.05	0.12	0.08	0.06	0.04	0.02
Net realized and unrealized
gain (loss)	(0.00)3	0.01	(0.01)	0.003	0.01	(0.01)
Total from investment
operations	0.05	0.13	0.07	0.06	0.05	0.01
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.05)	(0.13)	(0.08)	(0.06)	(0.04)	(0.02)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)3
Total dividends and/or
distributions to shareholders	(0.05)	(0.13)	(0.08)	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$5.00	$5.00	$5.00	$5.01	$5.01	$5.00

Total Return, at Net Asset
Value4	1.07%	2.55%	1.51%	1.12%	0.96%	0.21%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$3,040	$739	$100	$100	$100	$100
Average net assets (in
thousands)	$2,144	$147	$100	$100	$100	$100
Ratios to average net assets:5
Net investment income	2.15%	2.52%	1.62%	1.11%	0.86%	0.29%
Expenses excluding specific
expenses listed below	0.46%	0.38%	0.38%	0.38%	0.38%	0.38%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses	0.46%	0.38%	0.38%	0.38%7	0.38%7	0.38%7
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.24%	0.30%	0.33%	0.32%	0.33%	0.33%
Portfolio turnover rate8	21%	51%	72%	52%	90%	106%

15 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

FINANCIAL HIGHLIGHTS Continued

1.On August 7, 2015, the Fund effected a share split. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended July 31, 2017	0.38%
Year Ended July 31, 2016	0.38%
Year Ended July 31, 2015	0.38%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

16 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Six Months
	Ended				Year Ended	Year Ended
	January 31,
Class Y	2020	Year Ended	Year Ended	Year Ended	July 31,	July 31,
	(Unaudited)	July 31, 2019	July 31, 2018	July 31, 2017	20161	20151
Per Share Operating Data
Net asset value, beginning of
period	$5.00	$5.00	$5.01	$5.01	$5.00	$5.01
Income (loss) from investment
operations:
Net investment income2	0.05	0.13	0.08	0.06	0.05	0.02
Net realized and unrealized
gain (loss)	(0.00)3	(0.00)3	(0.00)3	0.003	0.01	(0.01)
Total from investment
operations	0.05	0.13	0.08	0.06	0.06	0.01
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.05)	(0.13)	(0.09)	(0.06)	(0.05)	(0.02)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)3
Total dividends and/or
distributions to shareholders	(0.05)	(0.13)	(0.09)	(0.06)	(0.05)	(0.02)
Net asset value, end of period	$5.00	$5.00	$5.00	$5.01	$5.01	$5.00

Total Return, at Net Asset
Value4	1.07%	2.61%	1.58%	1.19%	1.05%	0.29%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$71,690	$186,459	$381,391	$763,499	$396,930	$276,780
Average net assets (in
thousands)	$111,663	$322,191	$720,645	$501,550	$295,268	$431,806
Ratios to average net assets:5
Net investment income	2.13%	2.56%	1.69%	1.20%	0.94%	0.35%
Expenses excluding specific
expenses listed below	0.45%	0.38%	0.38%	0.38%	0.39%	0.38%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses	0.45%	0.38%	0.38%	0.38%7	0.39%7	0.38%7
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Portfolio turnover rate8	21%	51%	72%	52%	90%	106%

17 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

FINANCIAL HIGHLIGHTS Continued

1.On August 7, 2015, the Fund effected a share split. Per share data prior to this date has been restated to give effect to the share split.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended July 31, 2017	0.38%
Year Ended July 31, 2016	0.39%
Year Ended July 31, 2015	0.38%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

18 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Six Months					Period
	Ended
	January 31,				Year Ended	Ended
Class R6	2020	Year Ended	Year Ended	Year Ended	July 31,	July 31,
	(Unaudited)	July 31, 2019	July 31, 2018	July 31, 2017	20161	20151,2
Per Share Operating Data
Net asset value, beginning of
period	$5.06	$5.06	$5.07	$5.01	$5.00	$5.01
Income (loss) from investment
operations:
Net investment income3	0.05	0.13	0.08	0.06	0.05	0.02
Net realized and unrealized
gain (loss)	0.01	(0.00)4	(0.00)4	0.06	0.01	(0.01)
Total from investment
operations	0.06	0.13	0.08	0.12	0.06	0.01
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.05)	(0.13)	(0.09)	(0.06)	(0.05)	(0.02)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	(0.00)4
Total dividends and/or
distributions to shareholders	(0.05)	(0.13)	(0.09)	(0.06)	(0.05)	(0.02)
Net asset value, end of period	$5.07	$5.06	$5.06	$5.07	$5.01	$5.00

Total Return, at Net Asset
Value5	1.06%	2.62%	1.58%	2.38%	1.04%	0.19%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$359	$10,524	$10,426	$10,109	$13,789	$10
Average net assets (in
thousands)	$1,653	$10,557	$10,216	$8,238	$5,453	$10
Ratios to average net assets:6
Net investment income	2.13%	2.56%	1.67%	1.21%	1.02%	0.42%
Expenses excluding specific
expenses listed below	0.42%	0.36%	0.40%	0.36%	0.37%	0.35%
Interest and fees from
borrowings	0.00%	0.00%7	0.00%7	0.00%7	0.00%7	0.00%7
Total expenses	0.42%	0.36%	0.40%	0.36%8	0.37%8	0.35%8
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.25%	0.25%	0.28%	0.25%	0.25%	0.25%
Portfolio turnover rate9	21%	51%	72%	52%	90%	106%

19 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

FINANCIAL HIGHLIGHTS Continued

1.On August 7, 2015, the Fund effected a share split. Per share data prior to this date has been restated to give effect to the share split.

2.For the period from November 28, 2014 (inception of offering) to July 31, 2015.

3.Calculated based on the average shares outstanding during the period.

4.Less than $0.005 per share.

5.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6.Annualized for periods less than one full year.

7.Less than 0.005%.

8.Total expenses including indirect expenses from fund fees and expenses were as follows:

Year Ended July 31, 2017	0.36%
Year Ended July 31, 2016	0.37%
Period Ended July 31, 2015	0.35%

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

20 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2020 Unaudited

Note 1 – Significant Accounting Policies

Invesco Oppenheimer Ultra-Short Duration Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class. .

The Fund's investment objective is to seek income.

The Fund currently consists of three different classes of shares: Class A, Class Y, and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of

21 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's

22 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

23 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the

24 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Other Risks - The Fund will concentrate its investments in obligations issued by banks and in instruments of the group of industries in the financial sector. Banks and companies in the financial securities industries may be more susceptible to particular economic and regulatory events such as fluctuations in interest rates, changes in monetary policy of the Board of Governors of the Federal Reserve System, governmental regulations concerning those industries and affecting capital raising activities and fluctuations in financial markets.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.29% of the Fund's average daily net assets. The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding

25 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

certain items discussed below) of Class A, Class Y and Class R6 shares to 0.30%, 0.25% and 0.25%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non- routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended January 31, 2020, the Adviser reimbursed fund expenses of $2,349, $110,609, and $1,355 for Class A, Class Y, and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby JPMorgan Chase Bank serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or Invesco Distributors, Inc.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted

26 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 4 – Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

27 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 5 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of July 31, 2019,as follows:

	Capital Loss Carryforward*
Expiration		Total
Not subject to expiration		$1,902,409

*Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2020 was $5,617,649 and $21,915,835, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial

28 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$68,760
Aggregate unrealized (depreciation) of investments	(3,456)
Net unrealized appreciation of investments	$65,304

Cost of investments for tax purposes is $76,776,954.

Note 8 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 20201		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	619,402	$3,097,061	128,126	$640,629
Dividends and/or
distributions reinvested	4,223	21,114	234	1,172
Redeemed	(163,231)	(816,157)	(450)	(2,250)
Net increase (decrease)	460,394	$2,302,018	127,910	$639,551

Class Y
Sold	561,620	$2,812,852	166,572,900	$832,632,202
Dividends and/or
distributions reinvested	238,477	1,191,736	1,605,703	8,025,442
Redeemed	(23,758,818)	(118,741,944)	(207,162,585)	(1,035,339,948)
Net increase (decrease)	(22,958,721)	$(114,737,356)	(38,983,982)	$(194,682,304)

Class R6
Sold	62,879	$318,166	11,245	$56,884
Dividends and/or
distributions reinvested	3,646	18,450	53,822	272,249
Redeemed	(2,074,743)	(10,503,170)	(46,315)	(234,350)
Net increase (decrease)	(2,008,218)	$(10,166,554)	18,752	$94,783

1.85% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Note 9 – Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which Invesco Oppenheimer Ultra-Short Fund (the "Fund") would transfer all of its assets and liabilities to Invesco Conservative Income Fund (the "Acquiring Fund").

The reorganizations are expected to be consummated in or around April or May 2020. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

29 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 10 – Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

30 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

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•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

31 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer is AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INTERESTED PERSON

Martin L. Flanagan 1 — 1960	2007	Executive Director, Chief Executive Officer and	229	None
Trustee and Vice Chair		President, Invesco Ltd. (ultimate parent of
Invesco and a global investment management
firm); Trustee and Vice Chair, The Invesco
Funds; Vice Chair, Investment Company
Institute; and Member of Executive Board,
SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

1 Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

32 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES

Bruce L. Crockett – 1944	2003 Chairman, Crockett Technologies Associates
Trustee and Chair	(technology consulting company)
Formerly: Director, Captaris (unified
messaging provider); Director, President and
Chief Executive Officer, COMSAT Corporation;
Chairman, Board of Governors of INTELSAT
(international communications company); ACE
Limited (insurance company); Independent
Directors Council and Investment Company
Institute: Member of the Audit Committee,
Investment Company Institute; Member of
the Executive Committee and Chair of the
Governance Committee, Independent Directors
Council

229Director and

Chairman of the

Audit Committee,

ALPS (Attorneys

Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation

Committee, Ferroglobe

PLC (metallurgical

company)

David C. Arch – 1945	2010 Chairman of Blistex Inc. (consumer health		229	Board member of the
Trustee		care products manufacturer); Member, World		Illinois Manufacturers'
		Presidents' Organization		Association

Beth Ann Brown – 1968	2019	Independent Consultant	229	Director, Board of
Trustee		Formerly: Head of Intermediary Distribution,		Directors of Caron
Engineering Inc.;
		Managing Director, Strategic Relations,		Advisor, Board of
		Managing Director, Head of National		Advisors of Caron
		Accounts, Senior Vice President, National		Engineering Inc.;
		Account Manager and Senior Vice President,		President and Director,
		Key Account Manager, Columbia Management		of Acton Shapleigh
		Investment Advisers LLC; Vice President, Key		Youth Conservation
		Account Manager, Liberty Funds Distributor,		Corps (non -profit);
		Inc.; and Trustee of certain Oppenheimer		and Vice President
		Funds		and Director of
Grahamtastic
Connection (non-
profit)

Jack M. Fields – 1952	2003	Chief Executive Officer, Twenty First Century	229	None
Trustee		Group, Inc. (government affairs company);

and Chairman, Discovery Learning Alliance (non-profit)

Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives

33 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Cynthia Hostetler —1962	2017 Non-Executive Director and Trustee of a
Trustee	number of public and private business
corporations
Formerly: Director, Aberdeen Investment
Funds (4 portfolios); Head of Investment
Funds and Private Equity, Overseas Private
Investment Corporation; President, First
Manhattan Bancorporation, Inc.; Attorney,
Simpson Thacher & Bartlett LLP

229Vulcan Materials

Company

(construction materials

company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex);

Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

Eli Jones – 1961	2016 Professor and Dean, Mays Business School -	229	Insperity, Inc. (formerly
Trustee	Texas A&M University		known as Administaff)
	Formerly: Professor and Dean, Walton College		(human resources
			provider)
	of Business, University of Arkansas and E.J.
	Ourso College of Business, Louisiana State
	University; Director, Arvest Bank
Elizabeth Krentzman – 1959	2019 Formerly: Principal and Chief Regulatory
Trustee	Advisor for Asset Management Services and
U.S. Mutual Fund Leader of Deloitte & Touche
LLP; General Counsel of the Investment
Company Institute (trade association);
National Director of the Investment
Management Regulatory Consulting Practice,
Principal, Director and Senior Manager of
Deloitte & Touche LLP; Assistant Director of
the Division of Investment Management -
Office of Disclosure and Investment Adviser
Regulation of the U.S. Securities and Exchange
Commission and various positions with the
Division of Investment Management – Office
of Regulatory Policy of the U.S. Securities
and Exchange Commission; Associate at
Ropes & Gray LLP.; Advisory Board Member
of the Securities and Exchange Commission
Historical Society; and Trustee of certain
Oppenheimer Funds

229Trustee of the

University of Florida

National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of

Florida Law Center

Association, Inc. Board

of Trustees and Audit

Committee Member

34 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Anthony J. LaCava, Jr. – 1956 2019	Formerly: Director and Member of the Audit
Trustee	Committee, Blue Hills Bank (publicly traded
financial institution) and Managing Partner,
KPMG LLP

229Blue Hills Bank;

Chairman of Bentley University; Member, Business School Advisory Council; and Nominating

Committee, KPMG LLP

Prema Mathai-Davis – 1950 2003 Retired229None

Trustee

Co-Owner & Partner of Quantalytics Research,

LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)

Joel W. Motley – 1952	2019 Director of Office of Finance, Federal Home
Trustee	Loan Bank; Member of the Vestry of Trinity
Wall Street; Managing Director of Carmona
Motley Hoffman, Inc. (privately held
financial advisor); Member of the Finance
and Budget Committee of the Council on
Foreign Relations, Member of the Investment
Committee and Board of Human Rights Watch
and Member of the Investment Committee
and Board of Historic Hudson Valley (non-
profit cultural organization).
Formerly: Managing Director of Public Capital
Advisors, LLC (privately held financial advisor);
Managing Director of Carmona Motley
Hoffman, Inc. (privately held financial advisor);
Trustee of certain Oppenheimer Funds; and
Director of Columbia Equity Financial Corp.
(privately held financial advisor)

229Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall

Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis

Reporting (non-profit

journalism)

Teresa M. Ressel — 1962	2017 Non-executive director and trustee of a
Trustee	number of public and private business
corporations
Formerly: Chief Financial Officer, Olayan
America, The Olayan Group (international
investor/commercial/industrial); Chief
Executive Officer, UBS Securities LLC; Group
Chief Operating Officer, Americas, UBS AG;
Assistant Secretary for Management & Budget
and CFO, US Department of the Treasury

229Atlantic Power

Corporation (power

generation company); ON Semiconductor Corp. (semiconductor supplier)

Ann Barnett Stern – 1957	2017 President and Chief Executive Officer, Houston
Trustee	Endowment Inc. (private philanthropic
institution)
Formerly: Executive Vice President and
General Counsel, Texas Children's Hospital;

229Federal Reserve Bank

of Dallas

35 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES
(CONTINUED)

Ann Barnett Stern (Continued)		Attorney, Beck, Redden and Secrest, LLP;
Business Law Instructor, University of St.
Thomas; Attorney, Andrews & Kurth LLP

Robert C. Troccoli – 1949	2016	Retired	229	None
Trustee		Formerly: Adjunct Professor, University of

Denver – Daniels College of Business, Senior
Partner, KPMG LLP
Daniel S. Vandivort –1954	2019 Treasurer, Chairman of the Audit and Finance
Trustee	Committee, and Trustee, Board of Trustees,
Huntington Disease Foundation of America;
and President, Flyway Advisory Services LLC
(consulting and property management).
Formerly: Trustee and Governance Chair, of
certain Oppenheimer Funds

229Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds

James D. Vaughn – 1945	2019 Retired
Trustee	Formerly: Managing Partner, Deloitte & Touche

LLP; Trustee and Chairman of the Audit
Committee, Schroder Funds; Board Member,
Mile High United Way, Boys and Girls Clubs,
Boy Scouts, Colorado Business Committee
for the Arts, Economic Club of Colorado
and Metro Denver Network (economic
development corporation); and Trustee of
certain Oppenheimer Funds

229Board member

and Chairman of Audit Committee of AMG National

Trust Bank; Trustee

and Investment

Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement

(non-profit)

Christopher L. Wilson –	2017 Retired
1957	Formerly: Director, TD Asset Management USA
Trustee, Vice Chair and Chair
Designate	Inc. (mutual fund complex) (22 portfolios);
Managing Partner, CT2, LLC (investing and
consulting firm); President/Chief Executive
Officer, Columbia Funds, Bank of America
Corporation; President/Chief Executive Officer,
CDC IXIS Asset Management Services, Inc.;
Principal & Director of Operations, Scudder
Funds, Scudder, Stevens & Clark, Inc.; Assistant
Vice President, Fidelity Investments

229ISO New England,

Inc. (non-profit

organization

managing regional electricity market)

36 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS

Sheri Morris — 1964	2003	Head of Global Fund Services, Invesco Ltd.;	N/A	N/A
President, Principal Executive		President, Principal Executive Officer and
Officer and Treasurer		Treasurer, The Invesco Funds; Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); and Vice President,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust, and Vice
President, OppenheimerFunds, Inc.
Formerly: Vice President and Principal
Financial Officer, The Invesco Funds; Vice
President, Invesco AIM Advisers, Inc., Invesco
AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; Assistant
Vice President and Assistant Treasurer, The
Invesco Funds and Assistant Vice President,
Invesco Advisers, Inc., Invesco AIM Capital
Management, Inc. and Invesco AIM Private
Asset Management, Inc.; and Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust

Russell C. Burk — 1958	2005	Senior Vice President and Senior Officer, The	N/A	N/A
Senior Vice President and		Invesco Funds
Senior Officer

Jeffrey H. Kupor – 1968	2018	Head of Legal of the Americas, Invesco	N/A	N/A
Senior Vice President, Chief		Ltd.; Senior Vice President and Secretary,
Legal Officer and Secretary		Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Senior Vice President
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Vice President and Secretary, Invesco
Investment Services, Inc. (formerly known
as Invesco AIM Investment Services, Inc.)
Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.) and Chief Legal

37 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Jeffrey H. Kupor (Continued)		Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Secretary, W.L.
Ross & Co., LLC
Formerly: Secretary and Vice President,
Jemstep, Inc.; Head of Legal, Worldwide
Institutional, Invesco Ltd.; Secretary and
General Counsel, INVESCO Private Capital
Investments, Inc.; Senior Vice President,
Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO Asset
Management (Bermuda) Ltd.; Secretary and
General Counsel, Invesco Private Capital, Inc.;
Assistant Secretary and General Counsel,
INVESCO Realty, Inc.; Secretary and General
Counsel, Invesco Senior Secured Management,
Inc.; and Secretary, Sovereign G./P. Holdings
Inc.

Andrew R. Schlossberg –	2019	Head of the Americas and Senior Managing	N/A	N/A
1974		Director, Invesco Ltd.; Director and Senior
Senior Vice President		Vice President, Invesco Advisers, Inc. (formerly
known as Invesco Institutional (N.A.), Inc.)
(registered investment adviser); Director and
Chairman, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.) (registered transfer agent);
Senior Vice President, The Invesco Funds;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Director, President and
Chairman, Invesco Insurance Agency, Inc.
Formerly: Director, Invesco UK Limited;
Director and Chief Executive, Invesco Asset
Management Limited and Invesco Fund
Managers Limited; Assistant Vice President,
The Invesco Funds; Senior Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Director and Chief
Executive, Invesco Administration Services

38 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Andrew R. Schlossberg		Limited and Invesco Global Investment
(Continued)		Funds Limited; Director, Invesco Distributors,
Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II and Invesco
India Exchange-Traded Fund Trust; Managing
Director and Principal Executive Officer,
Invesco Capital Management LLC

John M. Zerr — 1962	2006	Chief Operating Officer of the Americas;	N/A	N/A
Senior Vice President		Senior Vice President, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Senior Vice President, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior
Vice President, The Invesco Funds; Managing
Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as
Van Kampen Funds Inc.); Manager, Invesco
Indexing LLC; Manager, Invesco Specialized
Products, LLC; Director and Senior Vice
President, Invesco Insurance Agency, Inc.;
Member, Invesco Canada Funds Advisory
Board; Director, President and Chief Executive
Officer, Invesco Corporate Class Inc. (corporate
mutual fund company); and Director,
Chairman, President and Chief Executive
Officer, Invesco Canada Ltd. (formerly known
as Invesco Trimark Ltd./Invesco Trimark Ltèe)
(registered investment adviser and registered
transfer agent)
Formerly: Director and Senior Vice President,
Invesco Management Group, Inc. (formerly
known as Invesco AIM Management Group,
Inc.); Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group, Inc.);
Secretary, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and

39 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

John M. Zerr (Continued)		Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.); Chief Legal
Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Director,
Secretary, General Counsel and Senior Vice
President, Van Kampen Exchange Corp.;
Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO
Distributors, Inc.); Director and Vice President,
INVESCO Funds Group, Inc.; Director and Vice
President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel,
Van Kampen Investor Services Inc.; Director
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General
Counsel and Secretary, Invesco AIM Advisers,
Inc. and Van Kampen Investments Inc.;
Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice
President, Secretary, General Counsel and Vice
President, Invesco AIM Capital Management,
Inc.; Chief Operating Officer and General
Counsel, Liberty Ridge Capital, Inc. (an
investment adviser)

Gregory G. McGreevey - 1962	2012	Senior Managing Director, Invesco Ltd.;	N/A	N/A
Senior Vice President		Director, Chairman, President, and Chief
Executive Officer, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.;
and Senior Vice President, The Invesco Funds;
and President, SNW Asset Management
Corporation
Formerly: Senior Vice President, Invesco

40 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS
(CONTINUED)

Gregory G. McGreevey		Management Group, Inc. and Invesco Advisers,
(Continued)		Inc.; Assistant Vice President, The Invesco
Funds

Kelli Gallegos – 1970	2008	Principal Financial and Accounting Officer	N/A	N/A
Vice President, Principal		– Investments Pool, Invesco Specialized
Financial Officer and Assistant		Products, LLC; Vice President, Principal
Treasurer		Financial Officer and Assistant Treasurer,
The Invesco Funds; Principal Financial and
Accounting Officer – Pooled Investments,
Invesco Capital Management LLC; Vice
President and Treasurer, Invesco Exchange-
Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust
Formerly: Assistant Treasurer, Invesco
Specialized Products, LLC; Assistant Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Assistant
Treasurer, Invesco Capital Management LLC;
Assistant Vice President, The Invesco Funds

Crissie M. Wisdom – 1969	2013	Anti-Money Laundering Compliance Officer,	N/A	N/A
Anti-Money Laundering		Invesco Advisers, Inc. (formerly known as
Compliance Officer		Invesco Institutional (N.A.), Inc.) (registered
investment adviser), Invesco Capital Markets,
Inc. (formerly known as Van Kampen Funds
Inc.), Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds,
and Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Anti-Money Laundering Compliance Officer
and Bank Secrecy Act Officer, INVESCO
National Trust Company and Invesco Trust
Company; and Fraud Prevention Manager and

41 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OTHER OFFICERS (CONTINUED)

Crissie M. Wisdom (Continued)

Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance

Officer, Van Kampen Exchange Corp. and

Invesco Management Group, Inc.

Robert R. Leveille – 1969	2016 Chief Compliance Officer, Invesco Advisers,	N/A	N/A
Chief Compliance Officer	Inc. (registered investment adviser); and Chief
Compliance Officer, The Invesco Funds
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's Statement of Additional Information for information on the Fund's sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers
Suite 1000	1555 Peachtree Street, N.E.	11 Greenway Plaza,	LLP
Houston, TX 77046-1173	Atlanta, GA 30309	Suite 1000	1000 Louisiana Street,
		Houston, TX	Suite 5800
		77046-1173	Houston, TX 77002-5021
Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young,	Independent Trustees	Invesco Investment	JPMorgan Chase Bank
LLP	Goodwin Procter LLP	Services, Inc.	4 Chase Metro Tech
2005 Market Street,	901 New York Avenue, N.W.	11 Greenway Plaza,	Center
Suite 2600	Washington, D.C. 20001	Suite 1000	Brooklyn, NY 11245
Philadelphia, PA 19103-7018		Houston, TX
77046-1173

42 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

43 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

INVESCO'S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

44 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

45 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

INVESCO'S PRIVACY NOTICE Continued

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

46 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎∎ Fund reports and prospectuses ∎∎ Quarterly statements

∎∎ Daily conﬁrmations ∎∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-USD-SAR-1 03232020

Item 2.  Code of Ethics.

Not required for a semiannual report

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”).  Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”).  The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the “Acquisition”).  Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PricewaterhouseCoopers LLC (“PwC”) completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition.  The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client.  A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”).  Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds.  On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

·	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;
·	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;
·

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

·

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

·

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

·

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

·	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;
·

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

·	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

As of March 18, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended.  Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2020, the Registrant's disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and  (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a) (1)	Not applicable.

13(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 8, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 8, 2020